Fair Value Measurement - Fair Value of Company's Fixed Rate Senior Notes and Junior Subordinated Debentures (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
10.875% Senior Notes | Carrying Amount [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	$ 272,942	$ 204,248
Junior Subordinated Debentures | Carrying Amount [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	115,132	115,411
Estimated Fair Value [Member] | 10.875% Senior Notes
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	283,881	197,250
Estimated Fair Value [Member] | Junior Subordinated Debentures
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	$ 128,949	$ 129,371